Pay vs Performance Disclosure	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
In this section, we are providing information about the relationship between the compensation paid to our NEOs and the financial performance of the company, as required by SEC rules. The following table shows the past four fiscal years’ total compensation for our CEO and other NEOs (expressed as an average) as set forth in the
Summary Compensation Table
, the total compensation actually paid (CAP) to our CEO and other NEOs (expressed as an average), our TSR, our peer group’s TSR over the same period, our net income and our operating EPS.
Pay vs. Performance Table

					Average Summary Compensation Table Total for Non-CEO NEOs (3) ($)	Average Compensation Actually Paid to Non-CEO NEOs (3)(6) ($)	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO (1) ($)	Compensation Actually Paid to CEO (1)(6) ($)	Summary Compensation Table Total for CEO (2) ($)	Compensation Actually Paid to CEO (2)(6) ($)			Total Shareholder Return (4) ($)	Peer Group Total Shareholder Return (4) ($)	Net Income ($) (5) (in millions)	Operating Earnings Per Share (5) ($)

2023	6,278,835	2,851,310	N/A	N/A	2,525,850	1,690,381	67	112	1,994	1.99

2022	6,794,985	5,095,318	N/A	N/A	2,042,074	1,260,497	83	120	1,321	3.06

2021	8,161,083	7,796,007	N/A	N/A	5,002,308	4,186,674	102	119	3,399	2.89

2020	7,912,643	6,307,480	16,040,625	15,518,646	3,960,554	3,207,595	95	101	(401)	2.68

(1)
The amounts in these columns reflect the
Summary Compensation Table
and Compensation Actually Paid totals, respectively, for Mr. Blue for fiscal years 2020–2023. Mr. Blue became CEO on October 1, 2020. See footnote 6 below for additional information on how CAP is calculated.

(2)
The amounts in these columns reflect the
Summary Compensation Table
and Compensation Actually Paid totals, respectively, for Mr. Thomas F. Farrell, II, who was CEO until October 1, 2020. As he was CEO for a portion of 2020, information is included for the year 2020. See footnote 6 below for additional information on how CAP is calculated.

(3)
The amounts in these columns reflect the average
Summary Compensation Table
and average Compensation Actual Paid totals, respectively, for our non-CEO
NEOs. For 2023, our
non-CEO
NEOs were Messrs. Ridge, Brown, Baine and Stoddard; and Ms. Leopold. For 2022, our
non-CEO
NEOs were Messrs. Ridge, Stoddard, Brown and Chapman; and Ms. Leopold. For 2021, our
non-CEO
NEOs were Messrs. Chapman, Stoddard, Brown and Farrell; and Ms. Leopold. For 2020, our
non-CEO
NEOs were Messrs. Chapman, Stoddard and Brown; and Ms. Leopold. See footnote 6 below for additional information on how CAP is calculated.

(4)
The calculation of TSR is based on the value of an initial fixed investment of $100 from the beginning of 2020 through the end of 2023 in the table, assuming reinvestment of dividends. The peer group TSR is represented by the S&P 500 Utilities Index.

(5)	See Reconciliation of Reported Earnings (GAAP) to Operating Earnings (non-GAAP) in Appendix A.

(6)	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the Pay vs. Performance Table . The following table details these adjustments:

Year	Executives	Summary Compensation Table Total ($)	Deduct Change in Pension Value ($)	Deduct Stock Awards ($)	Add Pension Valuation Adjustment (a) ($)	Add Equity Award Adjustment (b) ($)	CAP ($)

2023	CEO	6,278,835	1,250,219	2,084,904	276,663	(369,065)	2,851,310

	Other NEOs	2,525,850	519,863	618,820	108,993	194,221	1,690,381

(a)	SEC rules require certain adjustments be made to pension compensation totals to determine CAP. The following table details these adjustments:

Year	Executives	Pension Service Cost Adjustment ($)	Prior Service Cost Adjustment ($)	Pension Valuation Adjustment ($)

2023	CEO	276,663	0	276,663

	Other NEOs	108,993	0	108,993

(b)	SEC rules require certain adjustments be made to equity award totals to determine CAP. The following table details these adjustments:

		Unvested Awards		Vested Awards
Year	Executives	Year End Fair Value of Equity Awards Granted During Year and Outstanding and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at Year End ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year ($)	Change as of Vesting Date from Prior Year End of Prior Awards that Vested During Year ($)	Deduct Forfeited Awards (Fair Value at End of Prior Year) ($)	Value of Dividends and Earnings Paid ($)	Equity Award Adjustment ($)

2023	CEO	616,159	(1,262,494)	—	41,875	—	235,395	(369,065)

	Other NEOs	407,679	(143,927)	17,573	(74,192)	(68,617)	55,705	194,221

Company Selected Measure Name			Operating Earnings Per Share
Named Executive Officers, Footnote			For 2023, our non-CEO NEOs were Messrs. Ridge, Brown, Baine and Stoddard; and Ms. Leopold.	For 2022, our non-CEO NEOs were Messrs. Ridge, Stoddard, Brown and Chapman; and Ms. Leopold.	For 2021, our non-CEO NEOs were Messrs. Chapman, Stoddard, Brown and Farrell; and Ms. Leopold.	For 2020, our non-CEO NEOs were Messrs. Chapman, Stoddard and Brown; and Ms. Leopold. See footnote 6 below for additional information on how CAP is calculated.
Peer Group Issuers, Footnote			The calculation of TSR is based on the value of an initial fixed investment of $100 from the beginning of 2020 through the end of 2023 in the table, assuming reinvestment of dividends. The peer group TSR is represented by the S&P 500 Utilities Index.
Adjustment To PEO Compensation, Footnote
(6)	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the Pay vs. Performance Table . The following table details these adjustments:

Year	Executives	Summary Compensation Table Total ($)	Deduct Change in Pension Value ($)	Deduct Stock Awards ($)	Add Pension Valuation Adjustment (a) ($)	Add Equity Award Adjustment (b) ($)	CAP ($)

2023	CEO	6,278,835	1,250,219	2,084,904	276,663	(369,065)	2,851,310

	Other NEOs	2,525,850	519,863	618,820	108,993	194,221	1,690,381

(a)	SEC rules require certain adjustments be made to pension compensation totals to determine CAP. The following table details these adjustments:

Year	Executives	Pension Service Cost Adjustment ($)	Prior Service Cost Adjustment ($)	Pension Valuation Adjustment ($)

2023	CEO	276,663	0	276,663

	Other NEOs	108,993	0	108,993

(b)	SEC rules require certain adjustments be made to equity award totals to determine CAP. The following table details these adjustments:

		Unvested Awards		Vested Awards
Year	Executives	Year End Fair Value of Equity Awards Granted During Year and Outstanding and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at Year End ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year ($)	Change as of Vesting Date from Prior Year End of Prior Awards that Vested During Year ($)	Deduct Forfeited Awards (Fair Value at End of Prior Year) ($)	Value of Dividends and Earnings Paid ($)	Equity Award Adjustment ($)

2023	CEO	616,159	(1,262,494)	—	41,875	—	235,395	(369,065)

	Other NEOs	407,679	(143,927)	17,573	(74,192)	(68,617)	55,705	194,221

Non-PEO NEO Average Total Compensation Amount			$ 2,525,850	$ 2,042,074	$ 5,002,308	$ 3,960,554
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,690,381	1,260,497	4,186,674	3,207,595
Adjustment to Non-PEO NEO Compensation Footnote
(6)	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the Pay vs. Performance Table . The following table details these adjustments:

Year	Executives	Summary Compensation Table Total ($)	Deduct Change in Pension Value ($)	Deduct Stock Awards ($)	Add Pension Valuation Adjustment (a) ($)	Add Equity Award Adjustment (b) ($)	CAP ($)

2023	CEO	6,278,835	1,250,219	2,084,904	276,663	(369,065)	2,851,310

	Other NEOs	2,525,850	519,863	618,820	108,993	194,221	1,690,381

(a)	SEC rules require certain adjustments be made to pension compensation totals to determine CAP. The following table details these adjustments:

Year	Executives	Pension Service Cost Adjustment ($)	Prior Service Cost Adjustment ($)	Pension Valuation Adjustment ($)

2023	CEO	276,663	0	276,663

	Other NEOs	108,993	0	108,993

(b)	SEC rules require certain adjustments be made to equity award totals to determine CAP. The following table details these adjustments:

		Unvested Awards		Vested Awards
Year	Executives	Year End Fair Value of Equity Awards Granted During Year and Outstanding and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at Year End ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year ($)	Change as of Vesting Date from Prior Year End of Prior Awards that Vested During Year ($)	Deduct Forfeited Awards (Fair Value at End of Prior Year) ($)	Value of Dividends and Earnings Paid ($)	Equity Award Adjustment ($)

2023	CEO	616,159	(1,262,494)	—	41,875	—	235,395	(369,065)

	Other NEOs	407,679	(143,927)	17,573	(74,192)	(68,617)	55,705	194,221

Equity Valuation Assumption Difference, Footnote
(b)	SEC rules require certain adjustments be made to equity award totals to determine CAP. The following table details these adjustments:

		Unvested Awards		Vested Awards
Year	Executives	Year End Fair Value of Equity Awards Granted During Year and Outstanding and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at Year End ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year ($)	Change as of Vesting Date from Prior Year End of Prior Awards that Vested During Year ($)	Deduct Forfeited Awards (Fair Value at End of Prior Year) ($)	Value of Dividends and Earnings Paid ($)	Equity Award Adjustment ($)

2023	CEO	616,159	(1,262,494)	—	41,875	—	235,395	(369,065)

	Other NEOs	407,679	(143,927)	17,573	(74,192)	(68,617)	55,705	194,221

Compensation Actually Paid vs. Total Shareholder Return			CAP vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income			CAP vs. Net Income
Compensation Actually Paid vs. Company Selected Measure			CAP vs. Operating Earnings Per Share
Total Shareholder Return Vs Peer Group			CAP vs. Total Shareholder Return
Tabular List, Table
Most Important Performance Measures Table
The three items listed below represent the most important performance measures we used to link compensation actually paid to our NEOs for 2023 to company performance, as further described in the
Annual Incentive Plan
and the
Long-Term Incentive Plan
sections of our
CD&A
.

Operating Earnings Per Share	Relative Total Shareholder Return	Return on Invested Capital

Total Shareholder Return Amount			$ 67	83	102	95
Peer Group Total Shareholder Return Amount			112	120	119	101
Net Income (Loss)			$ 1,994,000,000	$ 1,321,000,000	$ 3,399,000,000	$ (401,000,000)
Company Selected Measure Amount			1.99	3.06	2.89	2.68
PEO Name	Mr. Blue	Mr. Thomas F. Farrell	Mr. Blue	Mr. Blue	Mr. Blue
Measure:: 1
Pay vs Performance Disclosure
Name			Operating Earnings Per Share
Measure:: 2
Pay vs Performance Disclosure
Name			Relative Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name			Return on Invested Capital
Mr. Blue [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 6,278,835	$ 6,794,985	$ 8,161,083	$ 7,912,643
PEO Actually Paid Compensation Amount			2,851,310	$ 5,095,318	$ 7,796,007	6,307,480
Mr. Thomas F. Farrell [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						16,040,625
PEO Actually Paid Compensation Amount						$ 15,518,646
PEO | Pension Valuation Adjustmen [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			276,663
PEO | Equity Award Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(369,065)
PEO | Pension Service Cost Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			276,663
PEO | Prior Service Cost Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Year End Fair Value of Equity Awards Granted During Year and Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			616,159
PEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at Year End () [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,262,494)
PEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Change as of Vesting Date from Prior Year End of Prior Awards that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			41,875
PEO | Forfeited Awards (Fair Value at End of Prior Year) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Value of Dividends and Earnings Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			235,395
PEO | Mr. Blue [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,250,219
PEO | Mr. Blue [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,084,904
PEO | Mr. Blue [Member] | Pension Valuation Adjustmen [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			276,663
PEO | Mr. Blue [Member] | Equity Award Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(369,065)
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			519,863
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			618,820
Non-PEO NEO | Pension Valuation Adjustmen [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			108,993
Non-PEO NEO | Equity Award Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			194,221
Non-PEO NEO | Pension Service Cost Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			108,993
Non-PEO NEO | Prior Service Cost Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Year End Fair Value of Equity Awards Granted During Year and Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			407,679
Non-PEO NEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at Year End () [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(143,927)
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			17,573
Non-PEO NEO | Change as of Vesting Date from Prior Year End of Prior Awards that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(74,192)
Non-PEO NEO | Forfeited Awards (Fair Value at End of Prior Year) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(68,617)
Non-PEO NEO | Value of Dividends and Earnings Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 55,705